CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD CAD in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Operating activities
Earnings	CAD 423	CAD 833	CAD 202	CAD 1,326
Earnings from discontinued operations				(46)
Depreciation and amortization	485	393	959	759
Deferred income taxes	183	277	(139)	346
Changes in unrealized (gains)/loss on derivative instruments, net	(352)	(607)	1,131	(363)
Cash distributions in excess of equity earnings	80	37	126	49
Impairment (Note 6)	456		456
Gain on disposition (Note 4)	(29)		(34)	(16)
Hedge ineffectiveness (Note 11)	(12)	5	(30)	31
Inventory revaluation allowance	2		45	2
Other	20	1	(86)	35
Changes in regulatory assets and liabilities	21	10	32	15
Changes in environmental liabilities, net of recoveries	(10)	10	(20)	(36)
Changes in operating assets and liabilities	83	(147)	218	(976)
Cash provided by continuing operations	1,350	812	2,860	1,126
Cash provided by discontinued operations (Note 4)				19
Net operating activities	1,350	812	2,860	1,145
Investing activities
Additions to property, plant and equipment	(1,973)	(2,635)	(3,563)	(5,043)
Long-term investments	(37)	(212)	(179)	(525)
Additions to intangible assets	(43)	(58)	(62)	(111)
Acquisitions			(106)
Proceeds from disposition	34		34	19
Affiliate loans, net	3	3	6	6
Changes in restricted cash	(9)	16	(21)	21
Cash provided by continuing operations	(2,025)	(2,886)	(3,891)	(5,633)
Cash provided by discontinued operations (Note 4)				4
Net investing activities	(2,025)	(2,886)	(3,891)	(5,629)
Financing activities
Net change in bank indebtedness and short-term borrowings	(95)	83	(551)	444
Net change in commercial paper and credit facility draws	1,215	377	2,236	1,215
Debenture and term note issues		1,928		3,456
Debenture and term note repayments	(19)	(425)	(395)	(625)
Contributions from noncontrolling interests	54	40	579	81
Distributions to noncontrolling interests	(166)	(130)	(324)	(260)
Distributions to redeemable noncontrolling interests	(26)	(19)	(53)	(37)
Preference shares issued		490		758
Common shares issued	32	390	40	406
Preference share dividends	(71)	(57)	(142)	(111)
Common share dividends	(238)	(187)	(479)	(372)
Net financing activities	686	2,490	911	4,955
Effect of translation of foreign denominated cash and cash equivalents	7	(17)	68	1
Increase/(decrease) in cash and cash equivalents	18	399	(52)	472
Cash and cash equivalents at beginning of period - discontinued operations				20
Cash and cash equivalents at beginning of period - continuing operations	1,191	849	1,261	756
Cash and cash equivalents at end of period	1,209	1,248	1,209	1,248
Cash and cash equivalents - continuing operations	CAD 1,191	CAD 849	CAD 1,261	CAD 756